Other Losses	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Other Losses
Note 17 - Other Losses
In April 2024, one of the Company's subsidiaries in Türkiye was the subject of a cyber event resulting in the loss of $2,326. The Company has launched a full investigation of the event and is pursuing recovery of its funds through all legally available means in order to mitigate the loss amount to the fullest extent possible. As at December 31, 2024, the investigation remains ongoing.